Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-based Payments [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (264,563,178)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2019	99,395,048
Net loss for the period				(3,604,564)	$ (3,604,564)
Stock option compensation (Note 9)
Ending balance, value at Jun. 30, 2020	$ 302,469,647	20,625,372	20,752,893	(268,167,742)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2020	99,395,048
Beginning balance, value at Mar. 31, 2020	$ 302,469,647	20,625,372	20,752,893	(266,045,150)
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2020	99,395,048
Net loss for the period				(2,122,592)	(2,122,592)
Stock option compensation (Note 9)
Ending balance, value at Jun. 30, 2020	$ 302,469,647	20,625,372	20,752,893	(268,167,742)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2020	99,395,048
Beginning balance, value at Dec. 31, 2020	$ 302,469,647	20,625,372	21,409,668	(276,080,463)	68,424,224
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	99,395,048
Net loss for the period				(3,619,350)	$ (3,619,350)
Share issuance	210,035
Stock Issued During Period, Shares, New Issues					152,662
Stock option compensation (Note 9)			58,928		$ 58,928
Ending balance, value at Jun. 30, 2021	$ 302,679,682	20,625,372	21,468,596	(279,699,813)	65,073,837
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2021	99,547,710
Beginning balance, value at Mar. 31, 2021	$ 302,469,647	20,625,372	21,456,674	(277,954,740)
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2021	99,395,048
Net loss for the period				(1,745,073)	$ (1,745,073)
Share issuance	210,035
Stock Issued During Period, Shares, New Issues					152,662
Stock option compensation (Note 9)			11,922		$ 11,922
Ending balance, value at Jun. 30, 2021	$ 302,679,682	$ 20,625,372	$ 21,468,596	$ (279,699,813)	$ 65,073,837
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2021	99,547,710